Payables to third parties (Details Text) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Maximum [Member]
Statement [LineItems]
Payables to third parties, average settlement terms	30 days	30 days